SCHEDULE OF FAIR VALUE OF STOCK OPTION ASSUMPTIONS (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 02, 2022	Dec. 31, 2023	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Equity Incentive Plan
Risk-free interest rate					1.55%
Exercise price					$ 0.0518
Expected life	5 years	6 years 6 months	10 years		5 years
Expected volatility		311.40%	35.13%		307.11%
Expected dividends